Share-settled Debt Obligation - Related Party	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Share-settled Debt Obligation - Related Party

NOTE 9 – SHARE-SETTLED DEBT OBLIGATION – RELATED PARTY

Effective September 1, 2020, the Company entered into two debt settlement agreements with David B. Masters, a director of the Company, pursuant to an Amendment to Promissory Note and a Promissory Note. The Amendment to Promissory Note extends, for up to an additional two years and under the same terms as originally entered into, the original promissory notes which were issued by Gel-Del Technologies, Inc., a wholly owned subsidiary of the Company, to Dr. Masters. Because this Amendment to Promissory Note simply extended the term over which the Company is required to pay back the outstanding balance this change has been treated as a debt modification. The outstanding principal of $59,642 and interest balance of $6,058 of the original promissory notes was $65,700 at the time of execution of the Amendment to Promissory Note; the terms of this Amendment to Promissory Note are interest accrual at a rate of 8% on an annual basis or 20% if the note is in default. The Amendment to Promissory Note requires monthly payments of $3,100 and a maturity date of June 30, 2022, provided however that if the Company shall achieve $1,500,000 in equity sales or achieve gross product sales of $1,500,000, the Company must pay the outstanding balance at that time.

The Promissory Note was entered into with an effective date of September 1, 2020 in a principal amount of $195,000, which represented David Masters’ release of any claim to the $195,000 in past accrued salary he was owed, it accrues interest at a rate of 3% per annum, has a maturity date of August 31, 2022, and required payments of $4,000 per month beginning when the Company’s sale of products reach $3,500,000. The reclassification of the $195,000 was treated as a debt modification.

A Settlement and General Release (“Settlement Agreement”) was also executed by Dr. Masters to the benefit of the Company as a settlement and general release of any and all past claims, demands, damages, judgements, causes of action and liabilities that Dr. Masters ever had, may have or may acquire against the Company and its subsidiaries, including, but not limited to any claims related to (a) the ownership, operation, business, or financial condition of the Company or its business, (b) any promissory note, loan, contract, agreement or other arrangement, whether verbal or written, including all unpaid interest charges, late fees, penalties or any other charges thereon, entered into or established between Dr. Masters’ and his affiliates and the Company on or prior to the Effective Date, or (c) the employment of Dr. Masters by the Company (except for claims directly relating to the breach of the Amendment to Promissory Note, the Promissory Note or the Consulting Agreement).

On October 15, 2020, the Company entered into a note conversion agreement with David Masters whereby the Company and Mr. Masters both agreed to convert his note payable in the then outstanding balance of $193,158 made up of $192,500 in principal and $658 in accrued interest into common stock and warrants pursuant to terms identical to what is agreed upon in our proposed S-1 offering. Pursuant to this conversion agreement the Company agreed to convert $196,000 made up of $192,500 in principal and a conversion fee of $3,500 and Mr. Masters agreed to forego the interest accrued in the amount of $658. The conversion fee of $3,500 was treated as a discount on the debt and the $658 was treated as a reduction of the discount on debt. As of March 31, 2021, the outstanding balance of $196,000 for this share-settled debt obligation had not yet been converted and is recorded as a liability due to the fact the Company had not agreed to terms of our S-1 offering currently being conducted.

At March 31, 2021, the Company was obligated for principal and accrued interest in the amounts of $-0- and $-0-, respectively, related to the Promissory Note and $44,554 and $-0-, respectively, related to the Amendment to Promissory Note.